Schedule of Notes Payable for Vehicles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Balance - December 31, 2022
Repayments	(945,243)
Balance - December 31, 2023	4,802,115
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Balance - December 31, 2022	2,009,896	476,313
Acquisition of vehicles in exchange for notes payable		2,166,643
Repayments	(836,618)	(633,060)
Balance - December 31, 2023	$ 1,173,278	$ 2,009,896